Basis of presentation	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation:
(A) Organization and Company overview:
FB Financial Corporation (the “Company”) is a financial holding company headquartered in Nashville, Tennessee. The consolidated financial statements include the Company and its wholly-owned subsidiaries, FirstBank (the "Bank") and FirstBank Risk Management, Inc. The Bank operates through 81 full-service branches throughout Tennessee, southern Kentucky, north Alabama, and north Georgia, and a national online mortgage business with office locations across the Southeast, which primarily originates mortgage loans to be sold in the secondary market.
On August 15, 2020, the Company completed its previously announced acquisition of Franklin Financial Network, Inc. ("Franklin"). The transaction added a new subsidiary to the Company, FirstBank Risk Management ("FBRM") (formerly known as Franklin Synergy Risk Management), which provides risk management services to the Company in the form of enhanced insurance coverages. It also added a new subsidiary to the Bank, FirstBank Investments of Tennessee, Inc. ("FBIT"), which provides investment services to the Bank. FBIT has a wholly owned subsidiary, FirstBank Investments of Nevada, Inc. ("FBIN") to provide investment services to FBIT. FBIN has a controlling interest in a subsidiary, FirstBank Preferred Capital, Inc. ("FBPC"), which serves as a real estate investment trust ("REIT"), to allow the Bank to sell real estate loans to the REIT to obtain a tax benefit. Refer to Note 2, "Mergers and acquisitions" for additional information on this acquisition.
The Bank is subject to competition from other financial services companies and financial institutions. The Company and the Bank are also subject to the regulations of certain federal and state agencies and undergo periodic examinations by those regulatory authorities. See "Supervision and regulation" in part 1, item 1, for more details regarding regulatory oversight.
The Company continues to qualify as an emerging growth company as defined by the "Jumpstart Our Business Startups Act" ("JOBS Act").
During 2020, the COVID-19 health pandemic created a crisis resulting in volatility in financial markets, sudden, unprecedented job losses, and disruption in consumer and commercial behavior, resulting in governments in the United States and globally to intervene with varying levels of direct monetary support and fiscal stimulus packages. All industries, municipalities and consumers have been impacted by the health crisis to some degree, including the markets that we serve. In attempts to “flatten the curve”, businesses not deemed essential were closed or constrained to capacity limitations, individuals were asked to restrict their movements, observe social distancing and shelter in place. These actions resulted in rapid decreases in commercial and consumer activity, temporary closures of many businesses, leading to a loss of revenues and a rapid increase in unemployment, widening of credit spreads, dislocation of bond markets, disruption of global supply chains and changes in consumer spending behavior. As certain restrictions began lifting and more businesses were allowed to open their doors in late 2020, we began to experience a slow improvement in commerce through much of the Company's footprint. Despite the pickup in economic activity late in the year, there is uncertainty regarding the long term effects on the global economy which could have an adverse impact on the Company.
(B) Basis of presentation:
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and general banking industry. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and the reported results of operations for the year then ended. Actual results could differ significantly from those estimates. It is possible that the Company's estimate of the allowance for credit losses and determination of impairment of goodwill could change as a result of the continued impact of the COVID-19 pandemic on the economy. The resulting change in these estimates could be material to the Company's financial statements.
The consolidated financial statements include the accounts of the Company, the Bank, and its’ wholly-owned subsidiaries, FirstBank Insurance, Inc., Investors Title Company, in addition to the newly acquired subsidiaries mentioned above. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current period presentation without any impact on the reported amounts of net income or shareholders’ equity.
Certain accounting policies identified below were modified during the year ended December 31, 2020. Please refer to the Company's audited financial statements on Form 10-K filed on March 13, 2020 for accounting policies in place as of December 31, 2019.
(C) Cash flows:
For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand, amounts due from banks, federal funds sold and interest earning deposits in other financial institutions with maturities of less than 90 days at the date of purchase. These amounts are reported in the consolidated balance sheets caption “Cash and cash equivalents.” Net cash flows are reported for loans held for investment, deposits and short-term borrowings.
(D) Cash and cash equivalents:
The Company considers all highly liquid unrestricted investments with a maturity of three months or less when purchased to be cash equivalents.
(E) Investment securities:
Debt securities are classified as held to maturity and carried at amortized cost, excluding accrued interest, when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available-for-sale when they might be sold before maturity. Available-for-sale debt securities are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of applicable taxes. Beginning January 1, 2020, unrealized losses resulting from credit losses for available-for-sale debt securities are recognized in earnings as a provision for credit losses. Unrealized losses that do not result from credit losses are excluded from earnings and reported as accumulated other comprehensive income, net of applicable taxes, which is included in equity. Accrued interest receivable is separated from other components of amortized cost and presented separately on the consolidated balance sheets.
Equity securities with readily determinable market values are carried at fair value on the balance sheet with any periodic changes in value made through adjustments to the statement of income. Equity securities without readily determinable market values are carried at cost less impairment and included in other assets on the consolidated balance sheets.
Interest income includes the amortization and accretion of purchase premium and discount. Premiums and discounts on securities are amortized on the level-yield method anticipating prepayments based upon the prior three month average monthly prepayments when available. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.
The Company evaluates available-for-sale securities for expected credit losses at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. For securities in an unrealized loss position, consideration is given to the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. In analyzing an issuer’s financial condition, the Company considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition.
When credit losses are expected to occur, the amount of the expected credit loss recognized in earnings depends on the Company's intention to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the expected credit loss recognized in earnings is equal to the entire difference between its amortized cost basis and its fair value at the date it was determined to be impaired due to credit losses or other factors. The previous amortized cost basis less the impairment recognized in earnings becomes the new amortized cost basis of the investment.
However, if the Company does not intend to sell the security and it is not more likely than not to be required to sell the security before recovery of its amortized cost basis, the difference between the amortized cost and the fair value is separated into the amount representing the credit loss and the amount related to all other factors. If the Company determines a decline in fair value below the amortized cost basis of an available-for-sale investment security has resulted from credit related factors, beginning January 1, 2020 with the adoption of CECL, the Company records a credit loss through an allowance for credit losses. The allowance for credit losses is limited by the amount that the fair value is less than amortized cost. The amount of the allowance for credit losses is determined based on the present value of cash flows expected to be collected and is recognized as a charge to earnings. The amount of the impairment related to other, non-credit related, factors is recognized in other comprehensive income, net of applicable taxes.
The Company did not record any provision for credit losses for its available-for-sale debt securities during the year ended December 31, 2020, as the majority of the investment portfolio is government guaranteed and declines in fair value below amortized cost were determined to be non-credit related.
(F) Federal Home Loan Bank (FHLB) stock:
The Bank accounts for its investments in FHLB stock in accordance with FASB ASC Topic 942-325 "Financial Services-Depository and Lending-Investments-Other." FHLB stock are equity securities that do not have a readily determinable fair value because its ownership is restricted and lacks a market. FHLB stock is carried at cost and evaluated for impairment.
(G) Loans held for sale:
Loans originated and intended for sale in the secondary market, primarily mortgage loans, are carried at fair value as permitted under the guidance in ASC 825, “Financial Instruments” (“ASC 825”). Net gains (losses) of $24,233, $(2,861), and $(4,539) resulting from fair value changes of these mortgage loans were recorded in income during the years ended December 31, 2020, 2019 and 2018, respectively. The amount does not reflect changes in fair values of related derivative instruments used to hedge exposure to market-related risks associated with these mortgage loans. The change in fair value of both mortgage loans held for sale and the related derivative instruments are recorded in “Mortgage banking income” in the Consolidated Statements of Income. Gains and losses are recognized in Mortgage banking income on the consolidated statements of income at the time the loan is closed. Pass through origination costs and related loan fees are also included in “Mortgage banking income”.
Periodically, the Bank will transfer mortgage loans originated for sale in the secondary markets into the loan portfolio based on current market conditions, the overall secondary marketability of the loan and the status of the loan. During the years ended December 31, 2020, 2019, and 2018, the Bank transferred $55,766, $12,259, and $14,732, respectively, of residential mortgage loans into its loans held for investment portfolio. The loans are transferred into the portfolio at fair value at the date of transfer. Additionally, occasionally the Bank will transfer loans from the held for investment portfolio into loans held for sale. At the time of the transfer, loans are marked to fair value through the allowance for credit losses and reclassified to loans held for sale. During the year ended December 31, 2020, the Company transferred $2,116 from the portfolio to loans held for sale. During the year ended December 31, 2018, the Company transferred $11,888 from the portfolio to loans held for sale,resulting in an adjustment to the allowance for loan losses of $349.

Government National Mortgage Association (GNMA) optional repurchase programs allow financial institutions to buy back individual delinquent mortgage loans that meet certain criteria from the securitized loan pool for which the institution provides servicing and was the original transferor. At the servicer’s option and without GNMA’s prior authorization, the servicer may repurchase such a delinquent loan for an amount equal to 100 percent of the remaining principal balance of the loan. Under FASB ASC Topic 860, “Transfers and Servicing,” this buy-back option is considered a conditional option until the delinquency criteria are met, at which time the option becomes unconditional. When the Company is deemed to have regained effective control over these loans under the unconditional buy-back option, the loans can no longer be reported as sold and must be brought back onto the balance sheet, regardless of whether the Company intends to exercise the buy-back option if the buyback option provides the transferor a more-than-trivial benefit. When this criteria is met and these are repurchased, after a period of borrower performance, the loans are transferred to loans held for sale at fair value and are able to be repooled into new Ginnie Mae guaranteed securities. During the years ended December 31, 2020 and 2019, the Company transferred $9,367 and $7,891, respectively, of these repurchased loans from loans held for investment to loans held for sale. There was no such activity during the year ended December 21, 2018. As of December 31, 2020, and 2019, there were $151,184 and $51,705, respectively, of delinquent GNMA loans that had previously been sold which the Company had the option to repurchase; however, the Company determined there not to be a "more-than-trivial benefit" based on an analysis of interest rates and assessment of potential reputational risk associated with these loans. As such, the Company did not record these loans on the balance sheets.
During the year ended December 31, 2020 , the Company acquired a portfolio of commercial loans, including shared national credits and institutional healthcare loans, as part of the Franklin transaction that the Company has elected to account for as held for sale. Changes in fair value from the acquisition date fair value are included in 'other noninterest income' on the consolidated statement of income.
(H) Loans (excluding purchased credit deteriorated loans):
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are stated at the principal amount outstanding less any purchase accounting discount net of any accretion recognized to date. Interest on loans is recognized as income by using the simple interest method on daily balances of the principal amount outstanding plus any accretion of purchase accounting discounts.
Loans on which the accrual of interest has been discontinued are designated as nonaccrual loans. Accrual of interest is discontinued on loans past due 90 days or more unless the credit is well secured and in the process of collection. Also, a loan may be placed on nonaccrual status prior to becoming past due 90 days if management believes, after considering economic and business conditions and collection efforts, that the borrower’s financial condition is such that collection of principal or interest is doubtful. The decision to place a loan on nonaccrual status prior to becoming past due 90 days is based on an evaluation of the borrower’s financial condition, collateral liquidation value, economic and business conditions and other factors that affect the borrower’s ability to pay. When a loan is placed on nonaccrual status, the accrued but unpaid interest is charged against current period operations. Thereafter, interest on nonaccrual loans is recognized only as received if future collection of principal is probable. If the collectability of outstanding principal is doubtful, interest received is applied as a reduction of principal. A loan may be restored to accrual status when principal and interest are no longer past due or it otherwise becomes both well secured and collectability is reasonably assured. The Company continues to monitor the level of accrued interest receivable, however an allowance for credit losses was not required as of December 31, 2020.
(I) Allowance for credit losses:
The allowance for credit losses represents the portion of the loan's amortized cost basis that the Company does not expect to collect due to credit losses over the loan's life, considering past events, current conditions, and reasonable and supportable forecasts of future economic conditions considering macroeconomic forecasts. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. The allowance for credit losses is based on the loan's amortized cost basis, excluding accrued interest receivable, as the Company promptly charges off uncollectible accrued interest receivable. Management’s determination of the appropriateness of the allowance is based on periodic evaluation of the loan portfolio, lending-related commitments and other relevant factors, including macroeconomic forecasts and historical loss rates. In future quarters, the Company may update information and forecasts that may cause significant changes in the estimate in those future quarters.
As of January 1, 2020, the Company’s policy for the allowance for credit losses changed with the adoption of CECL. As permitted, the new guidance was implemented using a modified retrospective approach with the impact of the initial adoption being recorded through retained earnings at January 1, 2020, with no restatement of prior periods. Prior to adopting CECL, the Company calculated the allowance using an incurred loss approach. Beginning January 1, 2020, the Company calculates the allowance using a lifetime expected credit loss approach as described in the previous paragraph. See Note 5, "Loans and allowance for credit losses" for additional details related to the Company's specific calculation methodology.
The allowance for credit losses is the Company’s best estimate. Actual losses may differ from the December 31, 2020 allowance for credit loss as the CECL estimate is sensitive to economic forecasts and management judgment.
The following portfolio segments have been identified:
Commercial and industrial loans. The Company provides a mix of variable and fixed rate commercial and industrial loans. Commercial and industrial loans are typically made to small- and medium-sized manufacturing, wholesale, retail and service businesses for working capital and operating needs and business expansions, including the purchase of capital equipment and loans made to farmers relating to their operations. This category also includes loans secured by manufactured housing receivables. Commercial and industrial loans generally include lines of credit and loans with maturities of five years or less. The loans are generally made with operating cash flows as the primary source of repayment, but may also include collateralization by inventory, accounts receivable, equipment and/or personal guarantees. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.
Construction loans. Construction loans include commercial construction, land acquisition and land development loans and single-family interim construction loans to small- and medium-sized businesses and individuals. These loans are generally secured by the land or the real property being built and are made based on our assessment of the value of the property on an as-completed basis. We expect to continue to make construction loans at a similar pace so long as demand continues and the market for and values of such properties remain stable or continue to improve in our markets. These loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate.
Residential real estate 1-4 family mortgage loans. The Company’s residential real estate 1-4 family mortgage loans are primarily made with respect to and secured by single family homes, which are both owner-occupied and investor owned and include manufactured homes with real estate. The Company intends to continue to make residential 1-4 family housing loans at a similar pace, so long as housing values in our markets do not deteriorate from current prevailing levels and we are able to make such loans consistent with our current credit and underwriting standards. First lien residential 1-4 family mortgages may be affected by unemployment or underemployment and deteriorating market values of real estate.
Residential line of credit loans. The Company’s residential line of credit loans are primarily revolving, open-end lines of credit secured by 1-4 residential properties. The Company intends to continue to make home equity loans if housing values in our markets do not deteriorate from current prevailing levels and we are able to make such loans consistent with our current credit and underwriting standards. Second lien residential 1-4 family mortgages may be affected by unemployment or underemployment and deteriorating market values of real estate.
Multi-family residential loans. The Company’s multi-family residential loans are primarily secured by multi-family properties, such as apartments and condominium buildings. These loans also may be affected by unemployment or underemployment and deteriorating market values of real estate.
Commercial real estate loans. The Company’s commercial real estate owner-occupied loans include loans to finance commercial real estate owner occupied properties for various purposes including use as offices, warehouses, production facilities, health care facilities, retail centers, restaurants, churches and agricultural based facilities. Commercial real estate owner-occupied loans are typically repaid through the ongoing business operations of the borrower, and hence are dependent on the success of the underlying business for repayment and are more exposed to general economic conditions.
Commercial real estate non-owner occupied loans. The Company’s commercial real estate non-owner occupied loans include loans to finance commercial real estate non-owner occupied investment properties for various purposes including use as offices, warehouses, health care facilities, hotels, mixed-use residential/commercial, manufactured housing communities, retail centers, assisted living facilities and agricultural based facilities. Commercial real estate non-owner occupied loans are typically repaid with the funds received from the sale of the completed property or rental proceeds from such property, and are therefore more sensitive to adverse conditions in the real estate market, which can also affected by general economic conditions.

Consumer and other loans. The Company’s consumer and other loans include loans to individuals for personal, family and household purposes, including car, boat and other recreational vehicle loans, manufactured homes without real estate, and personal lines of credit.   Consumer loans are generally secured by vehicles and other household goods. The collateral securing consumer loans may depreciate over time. The company seeks to minimize these risks through its underwriting standards. Other loans also include loans to states and political subdivisions in the U.S. These loans are generally subject to the risk that the borrowing municipality or political subdivision may lose a significant portion of its tax base or that the project for which the loan was made may produce inadequate revenue.
(J) Business combinations, accounting for acquired loans with credit deterioration and off-balance sheet financial instruments:
Business combinations are accounted for by applying the acquisition method in accordance with Accounting Standards Codification ("ASC") 805, “Business Combinations” (“ASC 805”). Under the acquisition method, identifiable assets acquired and liabilities assumed and any non-controlling interest in the acquiree at the acquisition date are measured at their fair values as of that date. Any excess of the purchase price over fair value of net assets acquired is recorded as goodwill. To the extent the fair value of net assets acquired, including any other identifiable intangible assets, exceed the purchase price, a bargain purchase gain is recognized. Results of operations of acquired entities are included in the consolidated statements of income from the date of acquisition.
Beginning January 1, 2020, loans acquired in business combinations with evidence of more-than-insignificant credit deterioration since origination are considered to be Purchased Credit Deteriorated ("PCD"). The Company developed multiple criteria to assess the presence of more–than–insignificant credit deterioration in acquired loans, mainly focused on changes in credit quality and payment status. While general criteria have been established, each acquisition will vary in its specific facts and circumstances and the Company will apply judgment around PCD identification for each individual acquisition based on their unique portfolio mix and risks identified.
The Company adopted ASC 326 using the prospective transition approach for loans previously classified as purchased credit impaired ("PCI") and accounted for under ASC 310-30. In accordance with the standard, management did not reassess whether PCI assets met the criteria of PCD assets as of the date of adoption and all PCI loans were transitioned to PCD loans upon adoption. Under PCD accounting,the amount of expected credit losses as of the acquisition date is added to the purchase price of the PCD loan. This establishes the amortized cost basis of the PCD loan. The difference between the unpaid principal balance of the PCD loan and the amortized cost basis of the PCD loan as of the acquisition date is the non-credit discount. Interest income for a PCD loan is recognized by accreting the amortized cost basis of the PCD loan to its contractual cash flows. The discount related to estimated credit losses on acquisition recorded as an allowance for credit losses will not be accreted into interest income. Only the noncredit-related discount will be accreted into interest income and subsequent adjustments to expected credit losses will flow through the provision for credit losses on the income statement.
Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded, unless considered derivatives.
For loan commitments that are not accounted for as derivatives and when the obligation is not unconditionally cancellable by the Company, the Company applies the CECL methodology to estimate the expected credit loss on off-balance-sheet commitments. The estimate of expected credit losses for off-balance-sheet credit commitments is recognized as a liability. When the loan is funded, an allowance for expected credit losses is estimated for that loan using the CECL methodology, and the liability for off-balance-sheet commitments is reduced. When applying the CECL methodology to estimate the expected credit loss, the Company considers the likelihood that funding will occur, the contractual period of exposure to credit loss, the risk of loss, historical loss experience, and current conditions along with expectations of future economic conditions.
(K) Premises and equipment:
Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Provisions for depreciation are computed principally on the straight-line method and are charged to occupancy expense over the estimated useful lives of the assets. Maintenance agreements are amortized to expense over the period of time covered by the agreement. Costs of major additions, replacements or improvements are capitalized while expenditures for maintenance and repairs are charged to expense as incurred.
For financial statement purposes, the estimated useful life for premises is the lesser of the remaining useful life per third party appraisal or forty years, for furniture and fixtures the estimated useful life is seven to ten years, for leasehold improvements the estimated useful life is the lesser of twenty years or the term of the lease and for equipment the estimated useful life is three to seven years.
(L) Other real estate owned:
Real estate acquired through, or in lieu of, loan foreclosure is initially recorded at fair value less the estimated cost to sell at the date of foreclosure, which may establish a new cost basis. Other real estate owned may also include excess facilities and properties held for sale as described in Note 8. Physical possession of residential real estate property collateralizing a consumer mortgage loan occurs when legal title is obtained upon completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan. After initial measurement, valuations are periodically performed by management and the asset is carried at the lower of carrying amount or fair value less costs to sell. Revenue and expenses from operations are included in other noninterest income and noninterest expenses. Losses due to the valuation of the property are included in gain (loss) on sales or write-downs of other real estate owned.
(M) Leases:
The Company leases certain banking, mortgage and operations locations. Effective January 1, 2019, the Company records leases on the balance sheet in the form of a lease liability for the present value of future minimum payments under the lease terms and a right-of-use asset equal to the lease liability adjusted for items such as deferred or prepaid rent, incentive liabilities, leasehold intangibles and any impairment of the right-of-use asset. In determining whether a contract contains a lease, management conducts an analysis at lease inception to ensure an asset was specifically identified and the Company has control of use of the asset. For contracts determined to be leases entered into after January 1, 2019, the Company performs additional analysis to determine whether the lease should be classified as a finance or operating lease. The Company considers a lease to be a finance lease if future minimum lease payments amount to greater than 90% of the asset's fair value or if the lease term is equal to or greater than 75% of the asset's estimated economic useful life. As of December 31, 2020, the Company has one finance lease that resulted from the Franklin transaction. As of December 31, 2019, the Company did not have any leases that were determined to be finance leases. The Company does not record leases on the consolidated balance sheets that are classified as short term (less than one year). Additionally, the Company has not recorded equipment leases or leases in which the Company is the lessor on the consolidated balance sheets as these are not material to the Company.
At lease inception, the Company determines the lease term by adding together the minimum lease term and all optional renewal periods that it is reasonably certain to renew. This determination is at management's full discretion and is made through consideration of the asset, market conditions, competition and entity based economic conditions, among other factors. The lease term is used in the economic life test and also to calculate straight-line rent expense. The depreciable life of leasehold improvements is limited by the estimated lease term, including renewals.
Operating leases are expensed on a straight-line basis over the life of the lease beginning when the lease commences. Rent expense and variable lease expense are included in occupancy and equipment expense on the Company's Consolidated statements of income. The Company's variable lease expense include rent escalators that are based on the Consumer Price Index or market conditions and include items such as common area maintenance, utilities, parking, property taxes, insurance and other costs associated with the lease.
There are no residual value guarantees or restrictions or covenants imposed by leases that will impact the Company's ability to pay dividends or cause the Company to incur additional expenses. The discount rate used in determining the lease liability is based upon incremental borrowing rates the Company could obtain for similar loans as of the date of commencement or renewal.
(N) Mortgage servicing rights:
The Company accounts for its mortgage servicing rights under the fair value option as permitted under ASC 860-50-35, "Transfers and Servicing". The Company retains the right to service certain mortgage loans that it sells to secondary market investors. The retained mortgage servicing right is initially recorded at the fair value of future net cash flows expected to be realized for performing servicing activities. Fair value is determined using an income approach with various assumptions including expected cash flows, prepayment speeds, market discount rates, servicing costs, and other factors. These mortgage servicing rights are recognized as a separate asset on the date the corresponding mortgage loan is sold.
Subsequent changes in fair value, including the write downs due to pay offs and paydowns, are recorded in earnings in Mortgage banking income.
(O) Transfers of financial assets:
Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.
(P) Goodwill and other intangibles:
Goodwill represents the excess of the cost of an acquisition over the fair value of the net assets acquired. Goodwill impairment testing is performed annually or more frequently if events or circumstances indicate possible impairment. Goodwill is assigned to the Company’s reporting units, Banking or Mortgage as applicable. Goodwill is evaluated for impairment by first performing a qualitative evaluation to determine whether it is necessary to perform the quantitative goodwill impairment test. The qualitative evaluation is an assessment of factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill.  If an entity does a qualitative assessment and determines that it is not more likely than not the fair value of a reporting unit is less than its carrying amount, then goodwill of the reporting unit is not considered impaired, and it is not necessary to continue to the quantitative goodwill impairment test. If the estimated implied fair value of goodwill is less than the carrying amount, an impairment loss would be recognized in noninterest expense to reduce the carrying amount to the estimated implied fair value, which could be material to our operating results for any particular reporting period. The Company performed a quantitative assessment in 2020 and determined it was more likely than not that the fair value of the reporting units exceeded its carrying value, including goodwill. No impairment was identified through the annual assessments for impairment performed as of December 31, 2020, 2019 or 2018.
Other intangible assets consist of core deposit intangible assets arising from whole bank and branch acquisitions in addition to both a customer trust intangible and manufactured housing loan servicing intangible. All intangible assets are initially measured at fair value and then amortized over their estimated useful lives. See Note 9,"Goodwill and intangible assets" for additional information on other intangibles.
(Q) Income taxes:
Income tax expense is the total of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.
A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
The Company’s policy is to recognize interest and penalties on uncertain tax positions in “Income tax expense” in the Consolidated Statements of Income. There were no amounts related to uncertain tax positions recognized for the years ended December 31, 2020, 2019 or 2018.
(R) Long-lived assets:
Premises and equipment, core deposit intangible assets, and other long-lived assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value. No long-lived assets were deemed to be impaired at December 31, 2020 and 2019.
(S) Derivative financial instruments and hedging activities:
All derivative financial instruments are recorded at their fair values in other assets or other liabilities in the consolidated balance sheets in accordance with ASC 815, “Derivatives and Hedging.” If derivative financial instruments are designated as hedges of fair values, both the change in the fair value of the hedge and the hedged item are included in current earnings. If derivative financial instruments are not designated as hedges, only the change in the fair value of the derivative instrument is included in current earnings.
Cash flow hedges are utilized to mitigate the exposure to variability in expected future cash flows or other types of forecasted transactions. For the Company’s derivatives designated as cash flow hedges, changes in the fair value of cash flow hedges are, to the extent that the hedging relationship is effective, recorded as other comprehensive income and are subsequently recognized in earnings at the same time that the hedged item is recognized in earnings. The ineffective portions of the changes in fair value of the hedging instruments are immediately recognized in earnings. The assessment of the effectiveness of the hedging relationship is evaluated under the hypothetical derivative method.
The Company also utilizes derivative instruments that are not designated as hedging instruments. The Company enters into interest rate cap and/or floor agreements with its customers and then enters into an offsetting derivative contract position with other financial institutions to mitigate the interest rate risk associated with these customer contracts. Because these derivative instruments are not designated as hedging instruments, changes in the fair value of the derivative instruments are recognized currently in earnings.
The Company also enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate-lock commitments). Rate-lock commitments on mortgage loans that are intended to be sold are considered to be derivatives. Accordingly, such commitments, along with any related fees received from potential borrowers, are recorded at fair value in other assets or liabilities, with changes in fair value recorded in the line item “Mortgage banking income” on the Consolidated Statements of Income. Fair value is based on fees currently charged to enter into similar agreements, and for fixed-rate commitments, the difference between current levels of interest rates and the committed rates is also considered.
The Company utilizes forward loan sale contracts and forward sales of residential mortgage-backed securities to mitigate the interest rate risk inherent in the Company’s mortgage loan pipeline and held-for-sale portfolio. Forward sale contracts are contracts for delayed delivery of mortgage loans or a group of loans pooled as mortgage-backed securities. The Company agrees to deliver on a specified future date, a specified instrument, at a specified price or yield. However, the contract may allow for cash settlement. The credit risk inherent to the Company arises from the potential inability of counterparties to meet the terms of their contracts. In the event of non-acceptance by the counterparty, the Company would be subject to the credit and inherent (or market) risk of the loans retained. Such contracts are accounted for as derivatives and, along with related fees paid to investor are recorded at fair value in derivative assets or liabilities, with changes in fair value recorded in the line item “Mortgage banking income” on the Consolidated Statements of Income. Fair value is based on the estimated amounts that the Company would receive or pay to terminate the commitment at the reporting date.
The Company utilizes two methods to deliver mortgage loans sold to an investor. Under a “best efforts” sales agreement, the Company enters into a sales agreement with an investor in the secondary market to sell the loan when an interest rate-lock commitment is entered into with a customer, as described above. Under a “best efforts” sales agreement, the Company is obligated to sell the mortgage loan to the investor only if the loan is closed and funded. Thus, the Company will not incur any liability to an investor if the mortgage loan commitment in the pipeline fails to close. The Company also utilizes “mandatory delivery” sales agreements. Under a mandatory delivery sales agreement, the Company commits to deliver a certain principal amount of mortgage loans to an investor at a specified price and delivery date. Penalties are paid to the investor should the Company fail to satisfy the contract. Mandatory commitments are recorded at fair value in the Company’s Consolidated Balance Sheets. Gains and losses arising from changes in the valuation of these commitments are recognized currently in earnings and are reflected under the line item “Mortgage banking income” on the Consolidated Statements of Income.
(T) Lender risk account:
During 2018, the Company began selling qualified mortgage loans to FHLB-Cincinnati via the Mortgage Purchase Program (“MPP”).  All mortgage loans purchased from members through the MPP are held on the FHLB’s balance sheet. FHLB does not securitize MPP loans for sale to other investors.  They mitigate their credit risk exposure through their underwriting and pool composition requirements and through the establishment of the Lender Risk Account (“LRA”) credit enhancement. The LRA protects the FHLB against possible credit losses by setting aside a portion of the initial purchase price into a performance based escrow account that can be used to offset possible loan losses.  The LRA amount is established as a percentage applied to the sum of the initial unpaid principal balance of each mortgage in the aggregated pool at the time of the purchase of the mortgage as determined by the FHLB-Cincinnati and is funded by the deduction from the proceeds of sale of each mortgage in the aggregated pool to the FHLB-Cincinnati.  As of December 31, 2020 and 2019, the Company had on deposit with the FHLB-Cincinnati $12,729 and $11,225, respectively, in these LRA’s. Additionally, as of December 31, 2020 and 2019, the Company estimated the guaranty account to be $6,183 and $5,546, respectively. The Company bears the risk of receiving less than 100% of its LRA contribution in the event of losses, either by the Company or other members selling mortgages in the aggregated pool.  Any losses will be deducted first from the individual LRA contribution of the institution that sold the mortgage of which the loss was incurred. If losses incurred in the aggregated pool are greater than the member’s LRA contribution, such losses will be deducted from the LRA contribution of other members selling mortgages in that aggregated pool.  Any portion of the LRA not used to pay losses will be released over a thirty year period and will not start until the end of five years after the initial fill-up period.
(U) Comprehensive income:
Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on available-for-sale securities and derivatives designated as cash flow hedges, net of taxes.
(V) Loss contingencies:
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements.
(W) Securities sold under agreements to repurchase:
The Company routinely sells securities to certain customers and then repurchases the securities the next business day. Securities sold under agreements to repurchase are recorded on the consolidated balance sheets at the amount of cash received in connection with each transaction in the line item "Borrowings". These are secured liabilities and are not covered by the Federal Deposit Insurance Corporation ("FDIC"). See Note 14, "Borrowings" in the Notes to the consolidated financial statements for additional details regarding securities sold under agreements to repurchase.
(X) Advertising expense:
Advertising costs, including costs related to internet mortgage marketing, lead generation, and related costs, are expensed as incurred.
(Y) Earnings per common share:
Basic earnings per common share ("EPS") excludes dilution and is computed by dividing earnings attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS includes the dilutive effect of additional potential common shares issuable under the restricted stock units granted but not yet vested and distributable. Diluted EPS is computed by dividing earnings attributable to common shareholders by the weighted average number of common shares outstanding for the year, plus an incremental number of common-equivalent shares computed using the treasury stock method.
Unvested share-based payment awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered to participate with common shareholders in undistributed earnings for purposes of computing EPS. Companies that have such participating securities, including the Company, are required to calculate basic and diluted EPS using the two-class method. Certain restricted stock awards granted by the Company include non-forfeitable dividend equivalents and are considered participating securities. Calculations of EPS under the two-class method (i) exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities and (ii) exclude from the denominator the dilutive impact of the participating securities.
The following is a summary of the basic and diluted earnings per common share calculation for each of the periods presented:

	Year Ended December 31,
	2020	2019	2018
Basic earnings per common share calculation:
Net income applicable to FB Financial Corporation	$63,621	$83,814	$80,236
Dividends paid on and undistributed earnings allocated to participating securities	—	(447)	(428)
Earnings available to common shareholders	$63,621	$83,367	$79,808
Weighted average basic shares outstanding	37,621,720	30,870,474	30,675,755
Basic earnings per common share	$1.69	$2.70	$2.60
Diluted earnings per common share:
Earnings available to common shareholders	63,621	83,367	79,808
Weighted average basic shares outstanding	37,621,720	30,870,474	30,675,755
Weighted average diluted shares contingently issuable(1)	478,024	532,423	639,226
Weighted average diluted shares outstanding	38,099,744	31,402,897	31,314,981
Diluted earnings per common share	$1.67	$2.65	$2.55
 (1) Excludes 239,813 restricted stock units outstanding considered to be antidilutive as of December 31, 2020.
(Z) Segment reporting:
The Company’s Mortgage division represents a distinct reportable segment that differs from the Company’s primary business of Banking. Accordingly, a reconciliation of reportable segment revenues, expenses and profit to the Company’s consolidated total has been presented in Note 21. During the three months ended March 31, 2021, the Company reevaluated its business segments to align all retail mortgage activities with the Mortgage segment. Previously, the Company assigned retail mortgage activities within the Banking geographical footprint to the Banking segment. Results for the years ended December 31, 2020, 2019 and 2018 have been revised to conform to the new methodology without impacting the Company's consolidated financial condition or results of operations. See Note 12, "Segment reporting" for additional information on this change.
(AA) Stock-based compensation:
The Company grants restricted stock units ("RSUs") under compensation arrangements for the benefit of employees, executive officers, and directors. Restricted stock unit grants are subject to time-based vesting. The total number of restricted stock units granted represents the maximum number of restricted stock units eligible to vest based upon the service conditions set forth in the grant agreements.
During 2020, the Company began awarding performance-based restricted stock units ("PSUs") to executives and other officers and employees. Under the terms of the award, the number of units that will vest and convert to shares of common stock will be based on the extent to which the Company achieves specified performance criteria during a fixed three-year performance period.
Stock-based compensation expense is recognized in accordance with ASC 718-20, “Compensation – Stock Compensation Awards Classified as Equity”. Expense is recognized based on the fair value of the portion of stock-based payment awards that are ultimately expected to vest, reduced for forfeitures based on grant-date fair value. The restricted stock unit awards and related expense are amortized over the required service period, if any. Compensation expense for PSUs is estimated each period based on the fair value of the stock at the grant date and the most probable outcome of the performance condition, adjusted for the passage of time within the vesting period of the awards. The reconciliation of RSUs, PSUs, and Stock-based compensation expense is presented in Note 24.
(BB) Subsequent Events:
ASC Topic 855, "Subsequent Events", establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. The Company evaluated all events or transactions that occurred after December 31, 2020 through the date of the issued financial statements.
Recently adopted accounting standards:
In June 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 and its subsequent amendments issued by the FASB requires the measurement of all current expected credit losses for financial assets (including off-balance sheet credit exposures) held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Additionally, the update requires enhanced disclosures related to the significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. The new methodology requires institutions to calculate all probable and estimable losses that are expected to be incurred through the financial asset's entire life through a provision for credit losses, including certain loans obtained as a result of any acquisition. For available-for-sale debt securities that have experienced a deterioration in credit, Topic 326 requires an allowance for credit losses to be recognized, instead of a direct write-down, which was previously required under the other-than-temporary impairment ("OTTI") model. Topic 326 eliminates the concept of OTTI impairment and instead focuses on determining whether any impairment is a result of a credit loss or other factors. As a result, the standard says the Company may not use the length of time a debt security has been in an unrealized loss position as a factor, either by itself or in combination with other factors, to conclude that a credit loss does not exist, as the Company was previously allowed under the OTTI model.
ASU 2016-13 eliminates the existing guidance for PCI loans, but requires an allowance for purchased financial assets with more than insignificant deterioration since origination to be determined in a manner similar to that of other financial assets measured at amortized cost; however, the initial allowance will be added to the purchase price rather than recorded as provision expense referred herein as the PCD asset gross-up approach. The Company applied the new PCD asset gross-up approach at transition to all assets that were accounted for as PCI prior to adoption. Any change in the allowance for credit losses for these assets as a result of applying the new guidance is accounted for as an adjustment to the asset’s amortized cost basis and not as a cumulative-effect adjustment to beginning retained earnings. Additionally, ASU 2016-13 requires additional disclosures related to loans and debt securities. See Note 4, “Investment securities” and Note 5, “Loans and allowance for credit losses” for these disclosures.
The Company formed a cross–functional working group to oversee the adoption of CECL at the effective date. The working group developed a project plan focused on understanding the new standard, researching issues, identifying data needs for modeling inputs, technology requirements, modeling considerations, and ensuring overarching governance was achieved for each objective and milestone. The key data driver for each model was identified, populated, and internally validated. The Company also completed data and model validation testing. The Company has performed model sensitivity analysis, developed a framework for qualitative adjustments, created supporting analytics, and executed the enhanced governance and approval process. Internal controls related to the CECL process were finalized prior to adoption.
ASU 2016-13 was adopted effective January 1, 2020 using a modified retrospective approach with no adjustments to prior period comparative financial statements. Upon adoption, the Company recorded a cumulative effective adjustment to decrease retained earnings by $25,018, with corresponding adjustments to the allowance for credit losses on loans and unfunded commitments in addition to recording a deferred tax asset on its consolidated balance sheet.
As of that date, the Company also recorded a cumulative effect adjustment to gross-up the amortized cost amount of its PCD loans by $558, with a corresponding adjustment to the allowance for credit losses on its consolidated balance sheet.
A summary of the impact to the consolidated balance sheet as of the adoption date is presented in the table below:

	Balance before adoption of ASC 326	Cumulative effect adjustment to adopt ASC 326	Impact of the adjustment to adopt ASC 326	Balance at January 1, 2020 (post ASC 326 adoption)
ASSETS:
Loans	$4,409,642	$558	Increase	$4,410,200
Allowance for credit losses	(31,139)	(31,446)	Increase	(62,585)
Total impact to assets		$(30,888)	Net decrease
LIABILITIES AND EQUITY:
Allowance for credit losses on unfunded commitments	$—	$2,947	Increase	$2,947
Net deferred tax liability	20,490	(8,817)	Decrease	11,673
Retained earnings	293,524	(25,018)	Decrease	268,506
Total impact to liabilities and equity		$(30,888)	Net decrease

In December 2018, the OCC, the Board of Governors of the Federal Reserve System, and the FDIC approved a final rule to address changes to credit loss accounting under GAAP, including banking organizations’ implementation of CECL. The final rule provides banking organizations the option to phase in over a three-year period the day-one adverse effects on regulatory capital that may result from the adoption of the new accounting standard. In March 2020, the OCC, the Board of Governors of the Federal Reserve System, and the FDIC announced an interim final rule, which became final on September 30, 2020 to delay the estimated impact on regulatory capital stemming from the implementation of CECL. The final rule maintains the three-year transition option in the previous rule and provides banks the option to delay for two years an estimate of CECL’s effect on regulatory capital, relative to the incurred loss methodology’s effect on regulatory capital, followed by a three-year transition period (five-year transition option). The Company elected the five-year capital transition relief option.
In January 2017, the FASB issued ASU 2017-04, “Intangibles – Goodwill and Other (Topic 350) – Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two from the goodwill impairment test. Instead, an entity may perform only step one of its quantitative goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount, and then recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Entities have the option to perform a qualitative assessment for a reporting unit to determine if the quantitative step one impairment test is necessary. ASU 2017-04 became effective for the Company on January 1, 2020. The adoption of this standard did not have any impact on the Company's consolidated financial statements or disclosures.
In August 2018, the FASB issued "Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements." This update is part of the disclosure framework project and eliminates certain disclosure requirements for fair value measurements, requires entities to disclose new information, and modifies existing disclosure requirements. The update became effective on January 1, 2020 and did not have an impact on the Company's consolidated financial statements or disclosures.
In March 2019, FASB issued ASU 2019-01, "Leases (Topic 842): Codification Improvements", which aligns the guidance for fair value of the underlying assets by lessors that are not manufacturers or dealers in Topic 842 with that of existing guidance. As a result, the fair value of the underlying asset at lease commencement is its cost, reflecting any volume or trade discounts that may apply. However, if there has been a significant lapse of time between when the underlying asset is acquired and when the lease commences, the definition of fair value in Topic 820, Fair Value Measurement should be applied. ASU No. 2019-01 also requires lessors within the scope of Topic 942, "Financial Services—Depository and Lending", to present all “principal payments received under leases” within investing activities. The adoption of this standard on January 1, 2020 did not have a material impact on the Company's consolidated financial statements or disclosures.
In April 2019, the FASB issued ASU No. 2019-04, "Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments". The amendments related to Topic 326 address accrued interest, transfers between classifications or categories for loans and debt securities, recoveries, vintage disclosures, and contractual extensions and renewal options and became effective for annual periods and interim periods within those annual periods beginning after December 15, 2019. The improvements and clarifications related to Topic 815 address partial-term fair value hedges of interest-rate risk, amortization, and disclosure of fair value hedge basis adjustments and consideration of hedged contractually specified interest rates under the hypothetical method and became effective for the annual reporting period beginning January 1, 2020. The amendments related to Topic 825 contain various improvements to ASU 2016-01, including scope; held-to-maturity debt securities fair value disclosures; and remeasurement of equity securities at historical exchange rates and became effective as of January 1, 2020. The amendments in this update did not have a material impact on the financial statements.
Newly issued not yet effective accounting standards:
In June 2018, FASB issued ASU 2018-07, "Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting", which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. Consistent with the accounting for employee share-based payment awards, nonemployee share-based payment awards will be measured at grant-date fair value of the equity instruments obligated to be issued when the good has been delivered or the service rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. This ASU is effective for all entities for fiscal years beginnings after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The Company adopted the update effective January 1, 2021. The adoption of this standard did not have a significant impact on the consolidated financial statements or disclosures.